Schedule of Reconciliation of Obligations and Fair Values of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Benefit Obligation at April 1,	$ 41,791	$ 29,892
Service Cost - Benefits Earned During the Period	1,039	874	$ 1,129
Interest Cost on Projected Benefit Obligation	1,525	1,278	1,222
Amendments		805
Actuarial (Gain) Loss	(1,146)	9,823
Benefits Paid	(928)	(881)
Benefit Obligation at March 31,	42,281	41,791	29,892
Fair Value of Plan Assets at April 1,	22,055	21,189
Actual Return on Plan Assets	(537)	937
Employer Contributions	834	810
Fair Value of Plans at March 31,	21,424	22,055	$ 21,189
Unfunded Status at March 31,	(20,857)	(19,736)
Accrued Benefit Liability	(20,857)	(19,736)
Accumulated Other Comprehensive Losses - Net Actuarial Loss	17,746	18,376
Accumulated Other Comprehensive Losses - Prior Service Cost	509	809
Accumulated Other Comprehensive Losses	18,255	19,185
Tax impact	(6,846)	(7,118)
Accumulated Other Comprehensive Losses, net of tax	$ 11,409	$ 12,067